CERTIFICATION

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (“1933 Act”), Neuberger Berman Income Funds (1933 Act File No. 002-85229; 1940 Act File No. 811-03802) (“Registrant”) hereby certifies (a) that the form of prospectus and statement of additional information that would have been filed under Rule 497(c) under the 1933 Act with respect to Institutional Class shares of Neuberger Berman New York Municipal Income Fund, a series of the Registrant, would not have differed from those contained in Post-Effective Amendment No. 103 to the Registrant’s Registration Statement (“Amendment No. 103”) and (b) that Amendment No. 103 was filed electronically.

Dated: July 2, 2013	By:	/s/ Claudia A. Brandon
Claudia A. Brandon Executive Vice President and Secretary